Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ (1,879)	£ 2,381	£ 852
Change in FV of hedged items	1,896	(2,316)	(800)
Recognised in income statement	17	65	52
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(1,865)	2,392	874
Change in FV of hedged items	1,877	(2,333)	(834)
Recognised in income statement	12	59	40
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(14)	(11)	(22)
Change in FV of hedged items	19	17	34
Recognised in income statement	5	6	12
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(167)	389	(912)
Change in FV of hedged items	169	(425)
Recognised in OCI	169	(425)	873
Recognised in income statement	2	(36)	(39)
Reclassified from reserves to income	(1,248)	2,129	(358)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	466	(1,161)	(317)
Recognised in OCI	(445)	1,160	305
Recognised in income statement	21	(1)	(12)
Reclassified from reserves to income	(469)	(96)	73
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(396)	1,604	(54)
Recognised in OCI	377	(1,604)	54
Recognised in income statement	(19)	0	0
Reclassified from reserves to income	(392)	1,692	(158)
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(237)	(54)	(541)
Recognised in OCI	237	19	514
Recognised in income statement	0	(35)	(27)
Reclassified from reserves to income	£ (387)	£ 533	£ (273)